Investment Strategy	Dec. 31, 2025
Western Asset Core Plus VIT Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]
The fund invests in a portfolio of fixed income securities of various maturities and, under normal market conditions, will invest at least 80% of its net assets in debt and fixed income securities.
Although the fund may invest in securities of any maturity, the fund normally expects to maintain a dollar-weighted average effective duration within 30% of the average duration of the domestic bond market as a whole as estimated by the fund’s subadvisers. Effective duration seeks to measure the expected sensitivity of market price to changes in interest rates, taking into account the anticipated effects of structural complexities (for example, some bonds can be prepaid by the issuer).
The fund may invest up to 20% of its total assets in non-U.S. dollar denominated securities. Up to 20% of the fund’s net assets may be invested in debt securities that are not rated in the Baa or BBB categories or above at the time of purchase by one or more Nationally Recognized Statistical Rating Organizations (“NRSROs”) or, if unrated, securities of comparable quality at the time of purchase (as determined by the subadvisers). Securities rated in the Baa or BBB categories or above by one or more NRSROs or unrated securities of comparable quality are known as “investment grade securities.” Securities rated below investment grade are commonly known as “high yield” or “junk” bonds. The fund may invest up to 25% of its total assets in the securities of non-U.S. issuers. The fund may invest a substantial portion of its assets in mortgage-backed and asset‑backed securities.
The fund may also enter into various exchange-traded and over-the-counter derivative transactions for both hedging and non‑hedging purposes, including for purposes of enhancing returns. These derivative transactions include, but are not limited to, futures, options, swaps, foreign currency futures, and forwards.
In particular, the fund may use interest rate swaps, credit default swaps (including buying and selling credit default swaps on individual securities and/or baskets of securities), options (including options on credit default swaps and options on futures), and/or futures contracts to a significant extent, although the amounts invested in these instruments may change from time to time. Other instruments may also be used to a significant extent from time to time.

Western Asset Long Credit VIT
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]
Under normal circumstances, the fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in fixed income securities. Fixed income securities include bonds, debt securities and similar instruments issued by U.S. and non-U.S. public or private issuers.
The fund normally seeks to maintain a dollar-weighted average effective duration within 10% of the average effective duration of a custom benchmark, which is composed of a 60% weighting to the Bloomberg US Long Credit Index and 40% weighting to the Bloomberg US Intermediate Credit Index. Effective duration seeks to measure the expected sensitivity of market price to changes in interest rates, taking into account the anticipated effects of structural complexities (for example, some bonds can be prepaid by the issuer). As of February 28, 2026, the average effective duration of the custom benchmark described above was 9.16 years. The fund may invest in securities of any maturity.
The fund normally seeks to maintain an average credit quality that is not lower than three rating notches below the average credit quality of the custom benchmark described above. For example, if the average credit quality of the custom benchmark described above is AA, then three rating notches below is A. Up to 20% of the fund’s net assets may be invested in debt securities that are not rated in the Baa or BBB categories or above at the time of purchase by one or more Nationally Recognized Statistical Rating Organizations (“NRSROs”) or, if unrated, securities of comparable quality at the time of purchase (as determined by the subadviser). These securities are rated below investment grade and are commonly known as “high yield” or “junk” bonds. Securities rated in the Baa or BBB categories or above by one or more NRSROs or unrated securities of comparable quality are known as “investment grade securities.” As of February 28, 2026, the average credit quality of the custom benchmark described above was A-.
While most assets will typically be invested in U.S. dollar-denominated bonds, the fund may invest in bonds of foreign issuers (including securities of issuers in emerging markets). The fund may invest up to 10% of its total assets in non‑U.S. dollar denominated securities, including through unhedged foreign currency denominated bonds and foreign currency transactions (which are contracts to purchase or sell foreign currencies for settlement on a future date).
The fund will not invest more than 20% of its total assets in asset-backed securities and privately-issued mortgaged-backed securities (in the aggregate) or more than 10% of the fund’s total assets in collateralized debt obligations. The fund will also not invest more than 20% of its total assets in loans.
The fund may also enter into various exchange-traded and over‑the‑counter derivative transactions for both hedging and non‑hedging purposes, including for purposes of enhancing returns. These derivative transactions include, but are not limited to, futures, options, swaps, foreign currency futures, and forwards.
In particular, the fund may use interest rate swaps, total return swaps, credit default swaps (including buying and selling credit default swaps on individual securities and/or baskets of securities), options (including options on credit default swaps and options on futures), and/or futures contracts to a significant extent, although the amounts invested in these instruments may change from time to time.
In selecting securities for the fund and making “buy, hold and sell” decisions, the subadviser develops an overall outlook on global economic conditions and industry and issuer opportunities, based on factors such as the degree of global liquidity, fiscal conditions and the general state of the business cycle. The subadviser uses a combination of security selection techniques to select those individual securities that appear to be most undervalued and offer the highest potential returns relative to the amount of credit, interest rate, illiquidity and other risks presented by these securities. The subadviser also seeks to identify accretive opportunistic investments in plus sectors such as high-yield, structured securities and emerging markets. The subadviser expects to allocate the fund’s investments across a broad range of issuers and industries, which can help to reduce risk.

Western Asset Variable Global High Yield Bond Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]
The fund invests primarily in high yield fixed income securities issued by U.S. and foreign companies and foreign governments and their agencies and instrumentalities. Under normal market conditions, the fund invests at least 80% of its assets in high yield bonds. High yield bonds are rated below investment grade (that is, securities rated below the Baa/BBB categories), or, if unrated, determined to be of comparable credit quality by the subadviser and are commonly known as “high yield” or “junk” bonds.
Under normal circumstances, the fund will be invested in at least three countries (one of which may be the United States).
The fund may invest without limit in foreign securities denominated either in U.S. dollars or foreign currencies and may invest up to 35% of its assets in sovereign debt issued by emerging market governmental issuers.
The fund’s investments may be of any maturity or duration.
Instead of, and/or in addition to, investing directly in particular securities, the fund may use instruments such as derivatives, including options, swaps, interest rate swaps, credit default swaps (including buying and selling credit default swaps and options on credit default swaps), foreign currency futures, forwards and options, futures contracts and other synthetic instruments that are intended to provide economic exposure to the securities or the issuer or to be used as a hedging technique. The fund may use one or more types of these instruments without limit. For additional information regarding derivatives, see “More on the fund’s investment strategies, investments and risks—Derivatives” in the Prospectus. These instruments are taken into account when determining compliance with the fund’s 80% policy.
The fund may also engage in a variety of transactions using derivatives in order to change the investment characteristics of its portfolio (such as shortening or lengthening duration) and for other purposes.